Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets [Line Items]
Indefinite lived intangible assets—Trade names, trademarks and distribution rights	$ 158,389	$ 140,867
Finite lived intangible assets:
Accumulated amortization	(60,890)	(55,329)
Finite lived intangible assets, net	28,507	29,062
Intangible assets, net	186,896	169,929
Customer Relationships
Finite lived intangible assets:
Finite lived intangible assets	$ 86,526	81,527
Customer Relationships | Maximum
Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, years	18 years
Customer Relationships | Minimum
Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, years	7 years
Trade Name
Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, years	10 years
Finite lived intangible assets:
Finite lived intangible assets	$ 1,150	1,150
Patented And Unpatented Technology [Member]
Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, years	7 years
Finite lived intangible assets:
Finite lived intangible assets	$ 1,721	$ 1,714